Fees and Expenses - Shelton Tactical Growth & Income ETF	May 14, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1
Annual Fund Operating Expenses [Table]
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management fees	0.65%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%[2]
Total annual operating expenses	0.65%

[1]	The Fund’s advisory agreement provides that Shelton Capital Management (“Shelton,” or the Adviser) will pay substantially all expenses of the Fund (including expenses of the Trust relating to the Fund), except for the management fees, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, interest expenses, dividend and interest expenses related to short sales, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, certain compliance costs, costs of holding shareholder meetings, litigation and potential litigation and other extraordinary expenses such as merger and reorganization expenses, for example, not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non-operating expenses, including brokerage expenses relating to investment strategies (including commissions, mark-ups and mark-downs), leverage interest, other transactional expenses, annual account fees for margin accounts, and commissions and fees and expenses associated with the Fund’s securities lending program, if applicable.

[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]	1 Year: $66 3 Years: $208
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund expects to pay transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio. Portfolio turnover information for the Fund is not available because the Fund has not commenced operations as of the date of this Prospectus.